Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Available for Sale Securities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 408,695,280	$ 386,141,513
Available-for-sale Securities, Gross Unrealized Gains	8,410,493	3,177,017
Available-for-sale Securities, Gross Unrealized Losses	2,460,933	3,217,693
Available-for-sale Securities, Fair Value Disclosure	414,644,840	386,100,837
Proceeds From Sale of Available For Sale Securities Including Mortgage Backed Securities	96,500,000	33,300,000	$ 72,000,000
Available For Sale Securities Pledged as Collateral, Amortized Cost Basis	171,400,000	111,800,000
AFS Securities Pledged as Collateral - Fair Value	173,100,000	111,700,000
Available-for-sale Securities, Gross Realized Gains	1,456,000	732,000	1,004,500
Available-for-sale Securities, Gross Realized Losses	636,000	159,000	$ 510,000
Student loan pools [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	41,088,231	12,934,037
Available-for-sale Securities, Gross Unrealized Gains	0	20,713
Available-for-sale Securities, Gross Unrealized Losses	856,401	69,249
SBA Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	111,927,938	125,777,016
Available-for-sale Securities, Gross Unrealized Gains	622,105	560,352
Available-for-sale Securities, Gross Unrealized Losses	656,944	890,837
MBS
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	197,356,288	185,291,038
Available-for-sale Securities, Gross Unrealized Gains	3,664,621	1,073,432
Available-for-sale Securities, Gross Unrealized Losses	582,902	1,903,919
Nontaxable Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	43,153,086	60,141,164
Available-for-sale Securities, Gross Unrealized Gains	4,088,408	1,518,974
Available-for-sale Securities, Gross Unrealized Losses	0	329,769
Taxable Municipal Bonds [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	15,169,737	1,998,258
Available-for-sale Securities, Gross Unrealized Gains	35,359	3,546
Available-for-sale Securities, Gross Unrealized Losses	364,686	23,919
GNMA Mortgage-Backed Securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	63,200,000	80,400,000
Available-for-sale Securities, Fair Value Disclosure	63,900,000	80,200,000
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 15,800,000	$ 29,700,000